COMMITMENTS AND CONTINGENCIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of commitments and contingencies [line items]
Provisions	$ 40,602,849	$ 32,441,700
Legal issues
Disclosure of commitments and contingencies [line items]
Provisions	3,973,179	4,932,379
Labor lawsuits
Disclosure of commitments and contingencies [line items]
Provisions	579,165	442,286
Tax
Disclosure of commitments and contingencies [line items]
Provisions	31,945,240	9,132,159
Unused Balances of Credit Cards
Disclosure of commitments and contingencies [line items]
Provisions	3,247,294	3,172,768
Judicial Deposits
Disclosure of commitments and contingencies [line items]
Provisions	278,055	473,765
Eventual commitments
Disclosure of commitments and contingencies [line items]
Provisions	209,922	896,451
Restructuring expenses
Disclosure of commitments and contingencies [line items]
Provisions		13,065,818
Others.
Disclosure of commitments and contingencies [line items]
Provisions	$ 369,994	$ 326,074